Additional information-Financial Statement Schedule I (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2018 GBP (£) $ / shares	Jun. 30, 2018 GBP (£) £ / shares	Jun. 30, 2017 GBP (£) $ / shares	Jun. 30, 2017 GBP (£) £ / shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 £ / shares
Condensed financial information
Borrowings	£ 495,768	£ 495,768	£ 503,354	£ 503,354
Dividends recognised as distributions to owners per share | (per share)	£ 0.18	£ 0.13	£ 0.18	£ 0.14	$ 0.18	£ 0.12
Parent Company
Condensed financial information
Dividends recognised as distributions to owners per share | (per share)	£ 0.18	£ 0.13	£ 0.18	£ 0.14	$ 0.18	£ 0.12
Red Football Limited
Condensed financial information
Dividend limit in relation to consolidated net income under restricted payment covenants	50.00%	50.00%